Leases - Schedule of Amounts Recognized in Net Loss (Details) - CAD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule Of Amounts Recognized In Net Loss Abstract
Depreciation expense of right-of-use assets	[1]	$ 515,558	$ 581,936	$ 610,941
Interest expense on lease liabilities	[2]	300,424	401,229	551,291
Expense relating to short-term leases				16,649
Expense relating to leases of low-value assets				37,477
Variable lease payments				2,805
Gain on foreign exchange		66,894	(213,333)	(55,852)
Total amounts recognized in net loss		$ 882,876	$ 769,832	$ 1,163,311

[1]	Depreciation of right-of-use assets of $37,098, $48,542 and $50,071 is included in Net income (loss) and comprehensive income (loss) from discontinued operations for the years ended September 30, 2024, 2023 and 2022 respectively.
[2]	Interest expense on lease liabilities includes for the year ended September 31, 2022, includes $33,116 of interest expense which is presented in the Net income (loss) and comprehensive income (loss) from discontinued operations.